UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Share capital	Share capital Parent	Retained earnings	Ownership changes	Accumulated other comprehensive income	Brookfield Infrastructure Partners L.P.	Non-controlling interest
Balance as at Dec. 31, 2021	$ (1,424)		$ 53	$ (193)	$ (2,379)	$ 392	$ (2,127)	$ 703
Net (loss) income	626			300			300	326
Other comprehensive loss	(144)					(136)	(136)	(8)
Comprehensive income (loss)	482			300		(136)	164	318
Acquisition of non-controlling interest	(136)							(136)
Balance as at Jun. 30, 2022	(1,078)	$ 53	53	107	(2,379)	256	(1,963)	885
Balance as at Mar. 31, 2022	(1,563)	53		(566)	(2,379)	422	(2,470)	907
Net (loss) income	842			673			673	169
Other comprehensive loss	(240)					(166)	(166)	(74)
Comprehensive income (loss)	602			673		(166)	507	95
Distributions to non-controlling interest	(117)							(117)
Balance as at Jun. 30, 2022	(1,078)	53	$ 53	107	(2,379)	256	(1,963)	885
Balance as at Dec. 31, 2022	(361)	53		901	(2,379)	306	(1,119)	758
Net (loss) income	(349)			(575)			(575)	226
Other comprehensive loss	109					64	64	45
Comprehensive income (loss)	(240)			(575)		64	(511)	271
Distributions to non-controlling interest	(163)							(163)
Balance as at Jun. 30, 2023	(764)	53		326	(2,379)	370	(1,630)	866
Balance as at Mar. 31, 2023	(648)	53		600	(2,379)	315	(1,411)	763
Net (loss) income	(154)			(274)			(274)	120
Other comprehensive loss	86					55	55	31
Comprehensive income (loss)	(68)			(274)		55	(219)	151
Distributions to non-controlling interest	(48)							(48)
Balance as at Jun. 30, 2023	$ (764)	$ 53		$ 326	$ (2,379)	$ 370	$ (1,630)	$ 866